Business Combination - The Effect of the Immaterial Adjustments on the Consolidated Statement of Cash Flows for the Respective Periods (Detail) (USD $) In Thousands, unless otherwise specified	3 Months Ended		6 Months Ended	9 Months Ended	12 Months Ended
	Mar. 31, 2014	Mar. 31, 2013	Jun. 30, 2013	Sep. 30, 2013	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Net cash provided by operating activities	$ 9,194	$ 3,900	$ 11,359	$ 23,211	$ 34,256	$ 27,054	$ 22,530
Net cash provided by financing activities	292	697	1,206	2,470	3,743	6,105	934
Previously Reported [Member]
Net cash provided by operating activities	9,189	3,855	11,041	22,854		26,283
Net cash provided by financing activities	297	742	1,524	2,827		6,876
Adjustments [Member]
Net cash provided by operating activities	5	45	318	357		771
Net cash provided by financing activities	$ (5)	$ (45)	$ (318)	$ (357)		$ (771)